ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2023	2024
Accounts receivable*	$19,202,976	$28,567,980
Provision for credit losses	(207,499)	(188,432)
Accounts receivable, net	$18,995,477	$28,379,548

*	$3,914,532 and $4,025,547 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2023 and December 31, 2024 (Note 10).

The Group recorded provision for credit losses of nil, $49,429 and nil for the years ended December 31, 2022, 2023 and 2024 respectively.

Reversal of provision for credit losses were nil, $11,041 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.